N-6	Jul. 02, 2025
Prospectus:
Document Type	N-6
Entity Registrant Name	RiverSource of New York Account 8
Entity Central Index Key	0000817132
Entity Investment Company Type	N-6
Document Period End Date	Jul. 02, 2025
Amendment Flag	false
RVS Survivorship VUL NY
Prospectus:
Item 18. Portfolio Companies (N-6) [Text Block]	The information in this Supplement updates and amends certain information contained in your current variable annuity or life insurance product prospectus, updating summary prospectus and initial summary prospectus (collectively, the “Prospectus”). Please read it carefully and keep it with your Prospectus for future reference. Except as modified in this supplement, all other terms and information contained in the Prospectus remain in effect and unchanged.Effective June 28, 2025, Neuberger Berman AMT Sustainable Equity Portfolio changed its name to Neuberger Berman Quality Equity Portfolio.All references to the Neuberger Berman AMT Sustainable Equity Portfolio in the table in the “Appendix A: Funds Available Under the Contract” section in your Prospectus are replaced with “Neuberger Berman Quality Equity Portfolio.”